Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Schedule of Detailed Information About Intangible Assets

Intangible assets of the Group correspond to capitalized expenses related to internally generated software and the intangible asset acquired described below in this Note in section "Intangible Asset Acquisition".

The following table provides information about each class of intangible assets held by the Group as of December 31, 2021 and 2020. Intangible assets are stated at cost less accumulated amortization:

	2021			2020
At January 1, 2020	Internally generated software	Acquired intangible assets (ii)	Total	Internally generated software
Cost	4,989	—	4,989	1,983
Accumulated amortization	(836)	—	(836)	(180)
Opening book value as at January 1, 2021	4,153	—	4,153	1,803
Additions (i)	7,398	39,335	46,733	3,006
Amortization of the year	(2,343)	(1,574)	(3,917)	(656)
Total as at December 31, 2021	9,208	37,761	46,969	4,153
Cost	12,387	39,335	51,722	4,989
Accumulated amortization	(3,179)	(1,574)	(4,753)	(836)

(i)
The additions of the year include USD 2,984 (USD 1,494 in 2020) related to capitalized salaries and wages.
(ii)
Acquired intangible assets comprises merchant agreements, as detailed in "Intangible Asset Acquisition" below.

Summary of Purchase Consideration	Details of the purchase consideration are as follows:

Purchase consideration	USD
Cash paid	38,670
Contingent consideration at fair value	665
Total Purchase Consideration	39,335